Related Party Transactions, Related Party Loans (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Working capital loans outstanding	$ 1,025,000	$ 0
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Maximum amount of convertible loans	$ 1,500,000	$ 1,500,000
Conversion price (in dollars per share)	$ 1	$ 1
Working capital loans outstanding		$ 0	$ 0